ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($)									6 Months Ended	12 Months Ended
	Mar. 22, 2019	Jan. 04, 2019	Dec. 31, 2018	Nov. 05, 2018	Oct. 16, 2018	Oct. 01, 2018	Sep. 07, 2018	Jun. 01, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Non-controlling interest, Exchange LP units, equity			$ 71,000,000						$ 21,000,000	$ 71,000,000
Goodwill			$ 3,859,000,000						4,005,000,000	3,859,000,000
Indian Natural Gas Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	24.00%
Total consideration	$ 443,000,000
Equity funded consideration	226,000,000
Asset level debt raised	217,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination									2,000,000
Cash	443,000,000
Indian Natural Gas Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration	1,879,000,000
Equity funded consideration	959,000,000
Asset level debt raised	$ 920,000,000
Australian Data Center Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		29.00%
Total consideration		$ 78,000,000
Equity funded consideration		48,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination									11,000,000
Goodwill expected to be deductible for tax purposes		0
Cash		78,000,000
Goodwill		68,000,000
Australian Data Center Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration		272,000,000
Equity funded consideration		$ 166,000,000
U.S. Data Center Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			29.00%
Total consideration			$ 315,000,000							315,000,000
Equity funded consideration			164,000,000							164,000,000
Asset level debt raised			151,000,000							151,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination										10,000,000
Cash			315,000,000							315,000,000
Goodwill			463,000,000							463,000,000
U.S. Data Center Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration			1,103,000,000							1,103,000,000
Equity funded consideration			577,000,000							577,000,000
Asset level debt raised			526,000,000							526,000,000
Equity funded consideration from non-controlling interests			$ 413,000,000							413,000,000
Rayalseema Expressway Limited [Domain]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				26.00%
Total consideration				$ 5,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination										1,000,000
Cash				3,000,000
Contingent consideration, acquisition-date fair value				2,000,000
Rayalseema Expressway Limited [Domain] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration				16,000,000
Cash				10,000,000
Contingent consideration, acquisition-date fair value				$ 6,000,000
North American Residential Energy Infrastructure Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					30.00%
Total consideration					$ 723,000,000
Equity funded consideration					427,000,000
Asset level debt raised					64,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination										4,000,000
Goodwill expected to be deductible for tax purposes					0
Cash					491,000,000
Non-controlling interest, Exchange LP units, equity					232,000,000
Goodwill					$ 1,260,000,000
North American Residential Energy Infrastructure Operation [Member] | Non-controlling Interest - Exchange LP Units, equity [Member]
Disclosure of detailed information about business combination [line items]
Exchange LP unit conversion, shares					0.5509
Exchange LP unit conversion to BIP units, shares					1
Non-controlling interest, Exchange LP units, equity					$ 232,000,000
Number Of Shares Issued1					5,700,000
North American Residential Energy Infrastructure Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration					$ 2,400,000,000
Equity funded consideration					2,000,000,000
Asset level debt raised					$ 216,000,000
Western Canadian Natural Gas Gathering and Processing Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						29.00%
Total consideration						$ 559,000,000
Equity funded consideration						281,000,000
Asset level debt raised						278,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination										3,000,000
Goodwill expected to be deductible for tax purposes						0
Cash						559,000,000
Goodwill						524,000,000
Western Canadian Natural Gas Gathering and Processing Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration						2,000,000,000
Equity funded consideration						982,000,000
Asset level debt raised						$ 974,000,000
Simhapuri Expressway Limited [Domain]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							29.00%
Total consideration							$ 53,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination										1,000,000
Goodwill expected to be deductible for tax purposes							0
Cash							53,000,000
Increase through business combinations, deferred tax liability							23,000,000
Goodwill							23,000,000
Simhapuri Expressway Limited [Domain] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration							$ 182,000,000
Colombian Gas Distribution Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary								16.00%
Total consideration								$ 150,000,000
Equity funded consideration								88,000,000
Asset level debt raised								62,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination										$ 2,000,000
Goodwill expected to be deductible for tax purposes								0
Cash								118,000,000
Goodwill								$ 621,000,000
Pre-existing equity interest, percentage								3.00%
Business combinations, pre-existing interest, equity								$ 32,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination								0
Colombian Gas Distribution Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration								522,000,000
Equity funded consideration								309,000,000
Asset level debt raised								$ 213,000,000
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Total consideration									31,000,000
Cash									14,000,000
Goodwill									15,000,000
Business combinations, pre-existing interest, equity									17,000,000
Business Acquisition, Pro Forma Revenue									3,350,000,000
Business Acquisition, Pro Forma Net Income (Loss)									$ 425,000,000